Expense Example {- Franklin International Small Cap Fund} - Franklin Global Trust 3 - FGT3-23 - Franklin International Small Cap Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 695
3 years	1,002
5 years	1,331
10 years	2,260
Class C
Expense Example:
1 year	329
3 years	708
5 years	1,213
10 years	2,603
Class R
Expense Example:
1 year	179
3 years	556
5 years	957
10 years	2,081
Class R6
Expense Example:
1 year	111
3 years	352
5 years	613
10 years	1,358
Advisor Class
Expense Example:
1 year	128
3 years	401
5 years	695
10 years	$ 1,531